Mortgages Receivable (Details 1) - USD ($)	Mar. 31, 2017	Dec. 31, 2016	Mar. 31, 2016	Dec. 31, 2015
Mortgage Loans on Real Estate [Abstract]
2017	$ 12,573,810	$ 13,328,863
2018	16,282,106	10,704,193
2019	8,454,993	8,096,976
2020	2,761,966	1,620,578
Total	$ 40,072,875	$ 33,750,610	$ 29,270,142	$ 27,532,867